RELATED PARTY TRANSACTIONS (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2016		Dec. 31, 2015
AirTV United Media & Culture Co., Ltd. ("AirTV United") [Member]
Related Party Transaction [Line Items]
Ownership percentage			25.00%
Beijing Dayun Culture Communication Co. Ltd. [Member]
Related Party Transaction [Line Items]
Amount receivable from related parties		[1]	$ 233
Percentage of economic ownership to be sold	20.00%		20.00%
Subsidiary of Common Parent [Member]
Related Party Transaction [Line Items]
Ownership percentage			25.00%

[1]	The amounts due from Mr. Xu Qing represents interest free advances to the related party in a short term basis for general business purpose.